Condensed Financial Information of the Parent Company - Schedule of Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expenses	$ 823,543	$ 591,167	$ 176,534
Total operating expenses	1,274,372	749,426	227,800
Operating (loss) income	(466,067)	17,553,257	215,644
Other income (expenses)	301,751	(89,948)	496
Interest income	190,818	102,568	1,930
Net income attributable to shareholders of Sinovac	113,866	8,467,480	110,369
Preferred stock dividends	(5,982)	(5,982)	(6,015)
Net income attributable to common shareholders of Sinovac	107,884	8,461,498	104,354
- Net income attributable to shareholders of Sinovac	113,866	8,467,480	110,369
Foreign currency translation adjustments	(859,045)	193,098	32,328
Comprehensive income (loss) attributable to shareholders of Sinovac	(400,032)	8,578,177	134,615
Parent Company
Selling, general and administrative expenses	9,362	15,148	7,013
Total operating expenses	9,362	15,148	7,013
Operating (loss) income	(9,362)	(15,148)	(7,013)
Other income (expenses)	(40)	94	(23)
Interest income	768	248	532
Equity earnings of subsidiaries, net of tax	122,500	8,482,286	116,873
Net income attributable to shareholders of Sinovac	113,866	8,467,480	110,369
Preferred stock dividends	(5,982)	(5,982)	(6,015)
Net income attributable to common shareholders of Sinovac	107,884	8,461,498	104,354
- Net income attributable to shareholders of Sinovac	113,866	8,467,480	110,369
Foreign currency translation adjustments	(513,898)	110,697	24,246
Comprehensive income (loss) attributable to shareholders of Sinovac	$ (400,032)	$ 8,578,177	$ 134,615